Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 – Property and Equipment

Property and equipment consists of the following at December 31, 2012 and 2011:

			Estimated
	2013	2012	Useful Life
Hardware and Software	$14,721	$18,927	3 years
Furniture and Fixtures	5,645	-	3 years
Leasehold Improvements	-	4,457	*
Office Equipment	-	3,386	3 years
	20,366	26,770
Less: Accumulated Depreciation	(13,077)	(20,264)
Property and Equipment, Net	$7,289	$6,506

* The shorter of three years or the life of the lease.

Depreciation expense on property and equipment amounted to $4,862 and $6,984 for the years ended December 31, 2013 and 2012, respectively.